Consolidated Balance Sheets (Parenthetical)	Apr. 30, 2013	Apr. 30, 2012
Consolidated Balance Sheets [Abstract]
Serial preferred shares, no par value, authorized	6,000,000	6,000,000
Serial preferred shares, no par value, shares outstanding	0	0
Common shares, no par value, authorized	150,000,000	150,000,000
Common shares, no par value, shares outstanding	106,486,935	110,284,715
Treasury shares, shares outstanding	22,118,230	18,320,450